Document and Entity Information	Dec. 09, 2019
Cover [Abstract]
Entity Registrant Name	STRATUS PROPERTIES INC
Amendment Flag	false
Entity Central Index Key	0000885508
Document Type	8-K
Document Period End Date	Dec. 09, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-37716
Entity Tax Identification Number	72-1211572
Entity Address, Address Line One	212 Lavaca St.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	478-5788
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	STRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false